Non-current derivative financial liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) oz	Dec. 31, 2025	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Proceeds received	$ 0.0
Rainy River
Disclosure of detailed information about financial instruments [line items]
Transaction price allocated to remaining performance obligations			$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold			6.50%
Gold stream obligation initial threshold quantity (in ounces) | oz			230,000
Gold stream obligation rate of gold production to be delivered after initial threshold			3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold			60.00%
Gold stream obligation, silver production, initial threshold quantity (in ounces) | oz			3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold			30.00%
Average spot rate of gold or silver			25.00%
Term of the agreement			40 years
Proceeds received	0.0
New Afton
Disclosure of detailed information about financial instruments [line items]
Proceeds received	$ 0.0
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about financial instruments [line items]
Term of the agreement		4 years
Free cash flow interest in New Afton		46.00%		42.50%	46.00%
Proceeds received		$ 300.0
Conversion of free cash flow interest into joint venture interest		46.00%
Free cash flow interest conversion term		4 years